Contract assets/(liabilities) (Tables)	12 Months Ended
Sep. 30, 2024
Revenue from Contract with Customer [Abstract]
Schedule of contract assets and liabilities

	September 30, 2024	September 30, 2023

Contract assets:
Retainage receivables	$1,727,841	$1,123,007
Revenue recognized in excess of amounts billed	2,560,872	1,846,485
Total contract assets	4,288,713	2,969,492

Less: allowance for credit losses	(17,414)	(19,180)
Total contract assets, net	4,271,299	2,950,312
Contract assets, current	3,270,627	1,901,425
Contract assets, non-current	$1,000,672	$1,048,887

Contract liabilities:
Payment received from customers in excess of revenue recognized	$(512,171)	$(301,901)

Schedule of revenue recognized information

	For the Fiscal Years ended September 30,
	2024	2023	2022

Revenue recognized that was included in contract liabilities	$(20,537)	$(1,027,931)	$(335,447)